Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Vs. Performance
The following table shows the total compensation for our NEOs for the past three fiscal years as set forth in the Summary Compensation Table, the “compensation actually paid” to our CEO and, on an average basis, our other NEOs (in each case, as determined under SEC rules), our TSR, the TSR of our peer group over the same period, our net income, and our financial performance measure for compensatory purposes, EBITDA.

							Value of Initial Fixed $100
					Average		Investment Based on:
	Summary		Summary		Summary	Average		Peer Group
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Total	Total
	Table Total for	Actually Paid	Table Total for	Actually Paid	Table Total for	Actually Paid to	Shareholder	Shareholder	Net
Year	the First PEO 1 2	to First PEO 3	the Second PEO 1 2	to Second PEO 3	Non-PEO NEOs 2	Non-PEO NEOs 3	Return 4	Return 5	Income 6	EBITDA 7
2023	$4,432,214	($2,205,855)	$4,633,584	($5,220,306)	$1,275,217	($168,813)	$107	$212	$52,708	$42,134
2022	$5,691,174	$9,786,549	$11,541,819	$12,049,440	$1,908,536	$2,719,849	$277	$223	$108,205	$225,734
2021	$3,485,168	$7,369,767	$0	$0	$1,163,411	$1,854,212	$180	$226	($3,137)	$87,338

1.
For 2021, Norman Miller (first PEO) served as the sole principal executive officer (“PEO”) of the Company. For 2022, Mr. Miller and Chandra Holt (second PEO) each served as PEOs for a portion of the year, Mr. Miller from February 1, 2021 to August 8, 2021, and Ms. Holt from August 8, 2021, to January 31, 2022. For 2023, Ms. Holt and Mr. Miller each served as PEOs for a portion of the year, Ms. Holt from February 1, 2022 to October 17, 2022, and Mr. Miller from October 17, 2022 to January 31, 2023.

2.
The dollar amounts reported as total compensation for the Company’s PEOs and the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding persons serving as PEOs) for each corresponding year are the amounts reported in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation Table” of this Proxy Statement and the Company’s proxy statements for 2022 and 2021. The names of each of the NEOs (excluding such PEOs) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, George Bchara, Rodney Lastinger, Mark Prior, and Thomas Fenton; (ii) for 2022, George Bchara, Rodney Lastinger, and Mark Prior; and (iii) for 2021, George Bchara, Lee Wright, Rodney Lastinger, and Mark Prior.

3.
The dollar amounts reported as “compensation actually paid” to the Company’s PEOs and the average amount reported as “compensation actually paid” to the NEOs as a group (excluding the PEOs), are computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEOs and NEOs during the applicable year. The valuation methodologies and assumptions used when calculating the equity values included in CAP are not materially different than those used when calculating the amounts included in the Summary Compensation Table. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the PEOs’ total reported compensation for each year to determine the compensation actually paid:

							[Plus]	[Less]
							Change in Fair Value	Fair Value as of Prior
							as of Vesting Date of	Fiscal Year-End of
					[Plus]		Option Awards and	Option Awards and
				[Plus]	Change in Fair Value	[Plus]	Stock Awards Granted	Stock Awards Granted
				Fair Value at Fiscal Year-	of Outstanding and	Fair Value at Vesting of	in Prior Fiscal Years	in Prior Fiscal Years
				End of Outstanding and	Unvested Option	Option Awards and Stock	for Which Applicable	that Failed to Meet	[Equals]
		Reported Summary	[Less]	Unvested Option Awards	Awards and Stock	Awards Granted in Fiscal	Vesting Conditions	Applicable Vesting	Compensation
		Compensation Table	Reported Value of	and Stock Awards	Awards Granted in	Year that Vested	Were Satisfied	Conditions During	Actually
Year	Name of PEO	Total for PEO	Equity Awards (a)	Granted in Fiscal Year	Prior Fiscal Years	During Fiscal Year	During Fiscal Year	Fiscal Year	Paid
2023	First PEO	$4,432,214	$2,769,421	$1,785,023	($4,965,572)	$0	($688,099)	$0	($2,205,855)
2023	Second PEO	$4,633,584	$3,515,724	$0	$0	$339,622	($6,677,789)	$0	($5,220,306)
2023	Non-PEO NEOs	$1,275,217	$798,001	$381,845	($985,837)	$0	($42,037)	$0	($168,813)

2022	First PEO	$5,691,174	$1,667,574	$3,006,212	$2,876,597	$0	($119,861)	$0	$9,786,549
2022	Second PEO	$11,541,819	$8,508,778	$9,016,399	$0	$0	$0	$0	$12,049,440
2022	Non-PEO NEOs	$1,908,536	$477,472	$860,968	$372,916	$0	$54,901	$0	$2,719,849

2021	First PEO	$3,485,168	$1,405,860	$2,643,832	$2,031,707	$0	$614,919	$0	$7,369,767
2021	Non-PEO NEOs	$1,163,411	$375,487	$706,132	$286,402	$0	$73,753	$0	$1,854,212

4.
Cumulative TSR is calculated by dividing (a) the sum of (i) the cumulative amount of dividends on our common stock for the measurement period (if any), assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period.

5.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 600 Retailing (Industry Group) Index.

6.	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year (in thousands).
7.
The dollar amounts reported represent the amount of EBITDA reflected in the Company’s audited financial statements for the applicable year (in thousands). Given the importance of EBITDA, as discussed further above, the Company has determined, in the Company’s assessment, that EBITDA represents the most important financial performance measure (that is not otherwise required to be disclosed in the above table) used by the Company to link Compensation Actually Paid to the NEOs for 2023. EBITDA may not have been the most important financial performance measure for year 2022 or 2021, and the Company may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote [Text Block]	The names of each of the NEOs (excluding such PEOs) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, George Bchara, Rodney Lastinger, Mark Prior, and Thomas Fenton; (ii) for 2022, George Bchara, Rodney Lastinger, and Mark Prior; and (iii) for 2021, George Bchara, Lee Wright, Rodney Lastinger, and Mark Prior.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 600 Retailing (Industry Group) Index.
Adjustment To PEO Compensation, Footnote [Text Block]
3.
The dollar amounts reported as “compensation actually paid” to the Company’s PEOs and the average amount reported as “compensation actually paid” to the NEOs as a group (excluding the PEOs), are computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEOs and NEOs during the applicable year. The valuation methodologies and assumptions used when calculating the equity values included in CAP are not materially different than those used when calculating the amounts included in the Summary Compensation Table. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the PEOs’ total reported compensation for each year to determine the compensation actually paid:

							[Plus]	[Less]
							Change in Fair Value	Fair Value as of Prior
							as of Vesting Date of	Fiscal Year-End of
					[Plus]		Option Awards and	Option Awards and
				[Plus]	Change in Fair Value	[Plus]	Stock Awards Granted	Stock Awards Granted
				Fair Value at Fiscal Year-	of Outstanding and	Fair Value at Vesting of	in Prior Fiscal Years	in Prior Fiscal Years
				End of Outstanding and	Unvested Option	Option Awards and Stock	for Which Applicable	that Failed to Meet	[Equals]
		Reported Summary	[Less]	Unvested Option Awards	Awards and Stock	Awards Granted in Fiscal	Vesting Conditions	Applicable Vesting	Compensation
		Compensation Table	Reported Value of	and Stock Awards	Awards Granted in	Year that Vested	Were Satisfied	Conditions During	Actually
Year	Name of PEO	Total for PEO	Equity Awards (a)	Granted in Fiscal Year	Prior Fiscal Years	During Fiscal Year	During Fiscal Year	Fiscal Year	Paid
2023	First PEO	$4,432,214	$2,769,421	$1,785,023	($4,965,572)	$0	($688,099)	$0	($2,205,855)
2023	Second PEO	$4,633,584	$3,515,724	$0	$0	$339,622	($6,677,789)	$0	($5,220,306)
2023	Non-PEO NEOs	$1,275,217	$798,001	$381,845	($985,837)	$0	($42,037)	$0	($168,813)

2022	First PEO	$5,691,174	$1,667,574	$3,006,212	$2,876,597	$0	($119,861)	$0	$9,786,549
2022	Second PEO	$11,541,819	$8,508,778	$9,016,399	$0	$0	$0	$0	$12,049,440
2022	Non-PEO NEOs	$1,908,536	$477,472	$860,968	$372,916	$0	$54,901	$0	$2,719,849

2021	First PEO	$3,485,168	$1,405,860	$2,643,832	$2,031,707	$0	$614,919	$0	$7,369,767
2021	Non-PEO NEOs	$1,163,411	$375,487	$706,132	$286,402	$0	$73,753	$0	$1,854,212

Non-PEO NEO Average Total Compensation Amount	$ 1,275,217	$ 1,908,536	$ 1,163,411
Non-PEO NEO Average Compensation Actually Paid Amount	$ (168,813)	2,719,849	1,854,212
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
3.
The dollar amounts reported as “compensation actually paid” to the Company’s PEOs and the average amount reported as “compensation actually paid” to the NEOs as a group (excluding the PEOs), are computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEOs and NEOs during the applicable year. The valuation methodologies and assumptions used when calculating the equity values included in CAP are not materially different than those used when calculating the amounts included in the Summary Compensation Table. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the PEOs’ total reported compensation for each year to determine the compensation actually paid:

							[Plus]	[Less]
							Change in Fair Value	Fair Value as of Prior
							as of Vesting Date of	Fiscal Year-End of
					[Plus]		Option Awards and	Option Awards and
				[Plus]	Change in Fair Value	[Plus]	Stock Awards Granted	Stock Awards Granted
				Fair Value at Fiscal Year-	of Outstanding and	Fair Value at Vesting of	in Prior Fiscal Years	in Prior Fiscal Years
				End of Outstanding and	Unvested Option	Option Awards and Stock	for Which Applicable	that Failed to Meet	[Equals]
		Reported Summary	[Less]	Unvested Option Awards	Awards and Stock	Awards Granted in Fiscal	Vesting Conditions	Applicable Vesting	Compensation
		Compensation Table	Reported Value of	and Stock Awards	Awards Granted in	Year that Vested	Were Satisfied	Conditions During	Actually
Year	Name of PEO	Total for PEO	Equity Awards (a)	Granted in Fiscal Year	Prior Fiscal Years	During Fiscal Year	During Fiscal Year	Fiscal Year	Paid
2023	First PEO	$4,432,214	$2,769,421	$1,785,023	($4,965,572)	$0	($688,099)	$0	($2,205,855)
2023	Second PEO	$4,633,584	$3,515,724	$0	$0	$339,622	($6,677,789)	$0	($5,220,306)
2023	Non-PEO NEOs	$1,275,217	$798,001	$381,845	($985,837)	$0	($42,037)	$0	($168,813)

2022	First PEO	$5,691,174	$1,667,574	$3,006,212	$2,876,597	$0	($119,861)	$0	$9,786,549
2022	Second PEO	$11,541,819	$8,508,778	$9,016,399	$0	$0	$0	$0	$12,049,440
2022	Non-PEO NEOs	$1,908,536	$477,472	$860,968	$372,916	$0	$54,901	$0	$2,719,849

2021	First PEO	$3,485,168	$1,405,860	$2,643,832	$2,031,707	$0	$614,919	$0	$7,369,767
2021	Non-PEO NEOs	$1,163,411	$375,487	$706,132	$286,402	$0	$73,753	$0	$1,854,212

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures
The following identifies the three most important financial measures used by our Compensation Committee to link the “compensation actually paid” to our CEO and NEOs in fiscal year 2023, calculated in accordance with SEC regulations, to company performance. The role of each of these performance measures on our CEO and NEO compensation is discussed in the CD&A on pages 23 - 25.
Financial Performance Measures
EBITDA

Same Store Sales

Total Shareholder Return

Total Shareholder Return Amount	$ 107	277	180
Peer Group Total Shareholder Return Amount	212	223	226
Net Income (Loss)	$ 52,708,000	$ 108,205,000	$ (3,137,000)
Company Selected Measure Amount	42,134,000	225,734,000	87,338,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Non-GAAP Measure Description [Text Block]	the Company has determined, in the Company’s assessment, that EBITDA represents the most important financial performance measure (that is not otherwise required to be disclosed in the above table) used by the Company to link Compensation Actually Paid to the NEOs for 2023. EBITDA may not have been the most important financial performance measure for year 2022 or 2021, and the Company may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Same Store Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Mr. Miller [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,432,214	$ 5,691,174	$ 3,485,168
PEO Actually Paid Compensation Amount	$ (2,205,855)	9,786,549	7,369,767
PEO Name	Mr. Miller
Ms. Holt [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,633,584	11,541,819	0
PEO Actually Paid Compensation Amount	$ (5,220,306)	12,049,440	0
PEO Name	Ms. Holt
PEO [Member] | Mr. Miller [Member] | Reported Value of Equity Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,769,421	1,667,574	1,405,860
PEO [Member] | Mr. Miller [Member] | Fair Value at Fiscal YearEnd of Outstanding andUnvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,785,023	3,006,212	2,643,832
PEO [Member] | Mr. Miller [Member] | Change in Fair Value of Outstanding and Unvested Option wards and Stock wards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,965,572)	2,876,597	2,031,707
PEO [Member] | Mr. Miller [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mr. Miller [Member] | Change in Fair Value as of vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(688,099)	(119,861)	614,919
PEO [Member] | Mr. Miller [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Ms. Holt [Member] | Reported Value of Equity Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,515,724	8,508,778
PEO [Member] | Ms. Holt [Member] | Fair Value at Fiscal YearEnd of Outstanding andUnvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	9,016,399
PEO [Member] | Ms. Holt [Member] | Change in Fair Value of Outstanding and Unvested Option wards and Stock wards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Ms. Holt [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	339,622	0
PEO [Member] | Ms. Holt [Member] | Change in Fair Value as of vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,677,789)	0
PEO [Member] | Ms. Holt [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Reported Value of Equity Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	798,001	477,472	375,487
Non-PEO NEO [Member] | Fair Value at Fiscal YearEnd of Outstanding andUnvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	381,845	860,968	706,132
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option wards and Stock wards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(985,837)	372,916	286,402
Non-PEO NEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(42,037)	54,901	73,753
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0